SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding at the beginning	9,847,240	8,766,882	6,286,912
Granted (in shares)	3,624,440	3,925,945	3,442,500
Exercised (in shares)	(86,469)	(185,620)	(10,000)
Forfeited (in shares)	(968,857)	(483,022)	(952,530)
Cancelled (in shares)		(2,176,945)
Outstanding at the end	12,416,354	9,847,240	8,766,882	6,286,912
Vested and expected to vest at the end	12,416,354
Exercisable at the end	5,319,029	3,440,384
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 2.55	$ 3.39	$ 4.8
Granted (in dollars per share)	1.4	1.68	1.14
Exercised (in dollars per share)	0.94	1.02	0.55
Forfeited (in dollars per share)	2.95	6.13	4.59
Cancelled (in dollars per share)		3.68
Outstanding at the end (in dollars per share)	2.2	2.55	3.39	$ 4.8
Vested and expected to vest at the end (in dollars per share)	2.2
Exercisable at the end (in dollars per share)	3.21	4.27
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)	2.49	3.6	5.16
Granted (in dollars per share)	0.87	1.04	0.72
Exercised (in dollars per share)	0.98	2.49	5.72
Forfeited (in dollars per share)	4.03	4.28	3.45
Cancelled (in dollars per share)		3.96
Outstanding at the end (in dollars per share)	1.91	2.49	$ 3.6	$ 5.16
Vested and expected to vest at the end (in dollars per share)	1.91
Exercisable at the end (in dollars per share)	$ 3.24	$ 5.15
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	8 years 10 days	8 years 4 months 9 days	8 years 2 months 26 days	8 years 5 months 8 days
Vested and expected to vest at the end (in years)	8 years 10 days
Exercisable at the end (in years)	6 years 10 months 20 days	6 years 5 months 26 days
Outstanding at the beginning (in dollars)	$ 1,736,202	$ 2,011,843	$ 94,990
Outstanding at the end (in dollars)	1,660,307	1,736,202	$ 2,011,843	$ 94,990
Vested and expected to vest at the end (in dollars)	1,660,307
Exercisable at the end (in dollars)	$ 759,799	$ 616,539